          AIM TRIMARK SMALL COMPANIES FUND - CLASS A, B, C AND R SHARES

                         Supplement dated March 24, 2006
                    to the Prospectus dated February 28, 2006


Effective March 27, 2006, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on page 7 of the prospectus:

      "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

      o Robert Mikalachki, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1999.

      o Ted Chisholm, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the subadvisor and/or its affiliates since 2003. In 2002, Mr. Chisholm was an analyst at Patient Capital Management and from 2000 to 2001 owned Coign Technology Inc., a financial planning software company.

      More information on the portfolio managers may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

      The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure and information regarding other accounts they manage."

                                RETAIL CLASSES OF

                           AIM DEVELOPING MARKETS FUND
                           AIM GLOBAL HEALTH CARE FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                   (SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

                         Supplement dated March 24, 2006
       to the Statement of Additional Information dated February 28, 2006


Effective March 27, 2006, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM TRIMARK SMALL COMPANIES FUND" on page H-2 of the Statement of Additional Information:

----------------------------------------------------------------------------------------------------------------------
                                          OTHER REGISTERED MUTUAL         OTHER POOLED
                                             FUNDS (ASSETS IN         INVESTMENT VEHICLES          OTHER ACCOUNTS
                                                 MILLIONS)            (ASSETS IN MILLIONS)     (ASSETS IN MILLIONS)(2)
                       DOLLAR RANGE OF    -----------------------   -----------------------    -----------------------
                       INVESTMENTS IN     NUMBER OF     TOTAL       NUMBER OF     TOTAL         NUMBER OF      TOTAL
 PORTFOLIO MANAGER      EACH FUND(1)      ACCOUNTS      ASSETS      ACCOUNTS      ASSETS        ACCOUNTS       ASSETS
----------------------------------------------------------------------------------------------------------------------
                                               AIM TRIMARK SMALL COMPANIES FUND
----------------------------------------------------------------------------------------------------------------------
 Robert Mikalachki         None(3)          None           -           3           $317.3         None           -
----------------------------------------------------------------------------------------------------------------------
 Ted Chisholm(4)           None(3)          None           -          None            -           None           -
----------------------------------------------------------------------------------------------------------------------

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.
(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable model.
(3) Shares of the Funds are not sold in Canada, where the portfolio management is domiciled. Accordingly, no portfolio manager may invest in the Funds.
(4) Ted Chisholm began serving as portfolio manager on March 27, 2006. Ownership information and information on other accounts managed has been provided as of February 28, 2006.

                          INSTITUTIONAL CLASS SHARES OF

                           AIM DEVELOPING MARKETS FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                         Supplement dated March 24, 2006
                    to the Prospectus dated February 28, 2006


Effective March 27, 2006, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)
- SMALL COMPANIES" on page 12 of the prospectus:

      o "Robert Mikalachki, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1999.

      o Ted Chisholm, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the subadvisor and/or its affiliates since 2003. In 2002, Mr. Chisholm was an analyst at Patient Capital Management and from 2000 to 2001 owned Coign Technology Inc., a financial planning software company."

                            INSTITUTIONAL CLASSES OF

                           AIM DEVELOPING MARKETS FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                   (SERIES PORTFOLIO OF AIM INVESTMENTS FUNDS)

                         Supplement dated March 24, 2006
       to the Statement of Additional Information dated February 28, 2006


Effective March 27, 2006, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM TRIMARK SMALL COMPANIES FUND" on page H-2 of the Statement of Additional Information:

----------------------------------------------------------------------------------------------------------------------
                                          OTHER REGISTERED MUTUAL         OTHER POOLED
                                             FUNDS (ASSETS IN         INVESTMENT VEHICLES          OTHER ACCOUNTS
                                                 MILLIONS)            (ASSETS IN MILLIONS)     (ASSETS IN MILLIONS)(2)
                       DOLLAR RANGE OF    -----------------------   -----------------------    -----------------------
                       INVESTMENTS IN     NUMBER OF     TOTAL       NUMBER OF      TOTAL        NUMBER OF      TOTAL
 PORTFOLIO MANAGER      EACH FUND(1)      ACCOUNTS      ASSETS      ACCOUNTS       ASSETS       ACCOUNTS       ASSETS
----------------------------------------------------------------------------------------------------------------------
                                               AIM TRIMARK SMALL COMPANIES FUND
----------------------------------------------------------------------------------------------------------------------
 Robert Mikalachki        None(3)           None          -             3          $317.3         None            -
----------------------------------------------------------------------------------------------------------------------
 Ted Chisholm(4)          None(3)           None          -           None            -           None            -
----------------------------------------------------------------------------------------------------------------------

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.
(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable model.
(3) Shares of the Funds are not sold in Canada, where the portfolio management is domiciled. Accordingly, no portfolio manager may invest in the Funds.
(4) Ted Chisholm began serving as portfolio manager on March 27, 2006. Ownership information and information on other accounts managed has been provided as of February 28, 2006.